Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	SHUTTLE PHARMACEUTICALS HOLDINGS, INC.
Entity Central Index Key	0001757499
Entity Tax Identification Number	82-5089826
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Research Court
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	240
Local Phone Number	403-4212
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false